SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liabilities from Quality Assurance Program (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)		Jun. 30, 2018 CNY (¥)
Liabilities from quality assurance program and guarantee
Principal amount							¥ 324,000
Movement of liability from risk reserve fund guarantee:
Recognition of contingent liability	$ 1,359	¥ 9,462	¥ 419,581	[1]	¥ 43,049	[1]
Guarantee obligations
Movement of liability from risk reserve fund guarantee:
Beginning balance		9,950	2,793,948
Provision at the inception of new loans (Note)			911,549
Recognition of contingent liability		9,462	419,581
Net Payment		(15,015)	(2,873,269)
Transfer to the credit assurance program			(1,241,859)
Ending balance		¥ 4,397	¥ 9,950		¥ 2,793,948

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.